Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Disclosure of detailed information about income taxes [Table Text Block]
	2021	2020
	$	$

Current income tax
Expense for the year (i)	1,231	7,153
Current income tax expense	1,231	7,153

Deferred income tax (Note 26 (b)):
Origination and reversal of temporary differences	(8,259)	(1,062)
Impact of changes in tax rates	-	11
Change in unrecognized deductible temporary differences	20,050	6,570
Other	(67)	(1,759)

Deferred income tax expense	11,724	3,760

Income tax expense	12,955	10,913

(i) In 2020, the current income tax expense includes an amount of US$4.5 million ($5.8 million) resulting from the San Antonio stream transaction (paid in 2021).

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2021	2020
	$	$
(Loss) income before income taxes	(43,720)	27,142
Income tax provision calculated using the combined Canadian federal
and provincial statutory income tax rate	(11,586)	7,193
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	908	(11)
(Non-deductible) non-taxable portion of capital losses, net	(761)	(1,893)
Differences in foreign statutory tax rates	(3,898)	(408)
Changed in unrecognized deferred tax assets	20,050	6,570
Foreign withholding taxes	864	778
Deferred premium on flow-through shares	(1,847)	-
Effect of flow-through shares renunciation	8,021	-
Tax rate changes of deferred income taxes	-	11
Other	1,204	(1,327)

Total income tax expense	12,955	10,913

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2021	2020
	$	$

Deferred tax assets:
Stream interests	30,100	34,278
Non-capital losses	7,663	8,195
Deferred and restricted share units	3,401	4,008
Share and debt issue expenses	2,935	4,562
	44,099	51,043
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(102,782)	(93,266)
Investments	(8,077)	(9,437)
Convertible debentures	(1,173)	(2,315)
Other	(474)	(454)

	(112,506)	(105,472)

Deferred tax liability, net	(68,407)	(54,429)

Disclosure of deferred taxes [Table Text Block]

The 2021 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

				Other
		Statement		comprehen-
	Dec. 31,	of inco-		sive income	Translation	Dec. 31,
	2020	me (loss)	Equity	(loss)	adjustments	2021
	$	$	$	$	$	$

Deferred tax assets:
Stream interests	34,278	(4,178)	-	-	-	30,100
Non-capital losses	8,195	(532)	-	-	-	7,663
Deferred and restricted share units	4,008	(328)	(279)	-	-	3,401
Share and debt issue expenses	4,562	(96)	(1,531)	-	-	2,935
Deferred tax liabilities:
Royalty interests and exploration
and evaluation assets	(93,266)	(9,543)		-	27	(102,782)
Investments	(9,437)	1,831	-	(471)	-	(8,077)
Convertible debentures	(2,315)	1,142	-	-	-	(1,173)
Other	(454)	(20)	-	-	-	(474)
	(54,429)	(11,724)	(1,810)	(471)	27	(68,407)

The 2020 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

				Other
		Statement		comprehen-	Benefit from
	Dec. 31,	of inco-		sive income	flow-through	Translation	Dec. 31,
	2019	me (loss)	Equity	(loss)	shares	adjustments	2020
	$	$	$	$	$	$	$

Deferred tax assets:
Stream interests	28,826	5,452	-	-	-	-	34,278
Non-capital losses	170	8,025	-	-	-	-	8,195
Deferred and restricted share units	2,865	435	708	-	-	-	4,008
Share and debt issue expenses	(113)	(569)	5,244	-	-	-	4,562
Deferred tax liabilities:
Royalty interests and exploration
and evaluation assets	(77,641)	(16,204)		388	66	125	(93,266)
Investments	1,911	(1,613)	-	(9,707)	(28)	-	(9,437)
Convertible debentures	(3,632)	1,317	-	-	-	-	(2,315)
Other	149	(603)	-	-	-	-	(454)
	(47,465)	(3,760)	5,952	(9,319)	38	125	(54,429)

Disclosure of unrecognized deferred tax assets [Table Text Block]
	December 31,	December 31,
	2021	2020
	$	$

Non-capital losses carried forward	64,650	43,379
Mineral stream interests - Mexico	7,446	5,796
Unrealized losses on investments	3,598	6,529
Capital losses	2,127	-
Other	1,694	1,632
	79,515	57,336